Intangible Assets - Summary of Detailed Information About Useful Life Carrying Amounts of the Capitalized Development Projects (Detail)		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Remaining useful life	15 years
Capitalised development expenditure [member] | Space Base Technology [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful life			170 months
Capitalised development expenditure [member] | Air Base Technology [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful life		174 months	162 months